Biological assets (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets		$ 10,595,029	$ 9,459,071	$ 8,489,873
Conversion effect		(288,630)	(185,085)
Gross carrying amount [member]
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets		10,595,029	9,459,071	$ 8,489,873
Acquisitions		22,575,150	14,028,209
Decreases due to harvesting		(21,217,064)	(12,968,232)
Changes		1,135,958	969,198
Other increases (decreases) (1)	[1]	$ 66,502	$ 94,306

[1]	Mainly corresponds to the financial effect of the application IAS 29 “Financial reporting in hyperinflationary economies”.